STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Stockholders' Equity:
STOCKHOLDERS' EQUITY

NOTE 10 - STOCKHOLDERS' EQUITY

Stock Issued for Conversion of Convertible Debt

During the six months ended December 31, 2020, the Company issued a total of 9,470,630 shares of common stock for the conversion of debt in the principal amount of $273,200 together with all accrued and unpaid interest, according to the conditions of the convertible notes. All these conversions resulted in a total loss on extinguishment of debt of $256,639 for the six months ended December 31, 2020. The remaining principal balance due under convertible notes after these conversions and other debt settlements (See Note 14) is zero.

Stock Issued for Exercise of Warrants

On December 21, 2020, the Company issued a total of 1,500,000 shares of common stock to FirstFire Global Opportunities Fund, LLC for the exercise of warrants in full, according to the conditions of the convertible note dated as September 11, 2019. The exercise of warrants resulted in a loss of $67,028 for the six months ended December 31, 2020. (See Note 14)

Stock Issued for Private Placement

In December 2020, the Company issued a total of 28,869,999 shares of common stock to nine individual subscribers for an aggregate purchase price of $433,000 at $0.015 per share, according to the conditions of the subscription agreements signed between the Company and subscribers.

Stock Issued as Commitment Shares for Promissory Note

On December 21, 2020, the Company issued a self-amortization promissory note to Labrys Fund, L.P in the aggregate principal amount of $300,000. The promissory note is due on or before December 21, 2021 and bears an interest rate of five percent (5%) per annum. The note is not convertible unless in default, as defined in the agreement. The Company agreed to reserve 7,052,239 shares of its common stock for issuance if any debt is converted.

On December 31, 2020, the Company issued 447,762 shares of common stock (the “First Commitment Shares”) and 1,119,402 shares of common stock (the “Second Commitment Shares”) related to the promissory note as a commitment fee. The Second Commitment Shares must be returned to the Company’s treasury if the promissory note is fully repaid and satisfied on or prior to the maturity date. The Company recorded the First Commitment Shares as debt discount valued at $68,060 based on the quoted market price at issue date and amortized over the term of the promissory note. The Company recorded the Second Commitment Shares at par for the six months ended December 31, 2020. (See Note 15)

NOTE 9 - STOCKHOLDERS' EQUITY

Issuance of new shares for acquisition of VIE

On December 27, 2018, the Company entered into VIE agreements with two shareholders of Fangguan Electronics to control 95.14% of the ownership rights and receive 100% of the net profit or net losses derived from the business operations of Fangguan Electronics. In exchange for VIE agreements, the Company issued 15 million shares of common stock to two shareholders of Fangguan Electronics (See Note 1 and Note 3).

Forgiveness of related party loan and capital contribution in relation to acquisition

In connection with the acquisition of Fangguan Electronics, Fangguan Electronics completed a capital increase of approximately USD 5.8 million (RMB39,711,500) to invest in its OLED flexible screen business. The capital increase of Fangguan Electronics is a personal investment of approximately USD 5.8 million (RMB39,711,500) from Jialin Liang and Xuemei Jiang, members of the Company's board of directors. Among them, Jialin Liang increased capital of about USD 4.7 million (RMB32,211,500), including USD 4.4 million (RMB30,000,000) from conversion of debt to equity and USD 0.3 million (RMB2,211,500) of cash contribution; and Xuemei Jiang increased capital of USD 1.1 million (RMB7,500,000) of cash contribution.

Return of capital

On March 19, 2019, Fangguan Electronics returned capital of $58,155 to its non-controlling shareholder.

Stock Issued for Services

The Company engaged Maxim Group LLC (“Maxim”) as its financial advisor to assist the Company in articulating its growth strategy to the investment community and up-list its securities to a National Securities Exchange. On February 10, 2020, the Company issued 150,000 shares of common stock valued at $262,500 based on the quoted market price to Maxim Group LLC as a part of its compensation.

On May 19, 2020, the Company and Maxim mutually agreed to terminate all rights and obligations. Pursuant to the Settlement Agreement dated May 19, 2020, Maxim returned 75,000 shares of common stock valued at $131,250 to the Company for cancellation. The net cost of $131,250 was amortized in full during the year ended June 30, 2020.

Stock Issued for Conversion of Convertible Debt

On January 31, 2020, the Company issued a total of 12,775 shares of common stock to Power Up Lending Group Ltd for the conversion of debt in the principal amount of $12,000 according to the conditions of the convertible note dated as July 25, 2019. The conversion resulted in a loss on extinguishment of debt of $7,813.

On February 18, 2020, the Company issued a total of 11,834 shares of common stock to Power Up Lending Group Ltd for the conversion of debt in the principal amount of $10,000 according to the conditions of the convertible note dated as July 25, 2019. The conversion resulted in a loss on extinguishment of debt of $2,901.

On February 28, 2020, the Company issued a total of 15,448 shares of common stock to Power Up Lending Group Ltd for the conversion of debt in the principal amount of $12,000 according to the conditions of the convertible note dated as July 25, 2019. The conversion resulted in a loss on extinguishment of debt of $4,360.

On May 19, 2020, the Company issued a total of 16,484 shares of common stock to Power Up Lending Group Ltd for the conversion of debt in the principal amount of $15,000 according to the conditions of the convertible note dated as July 25, 2019. The conversion resulted in a loss on extinguishment of debt of $7,868.

On May 29, 2020, the Company issued a total of 19,724 shares of common stock to Power Up Lending Group Ltd for the conversion of debt in the principal amount of $15,000 according to the conditions of the convertible note dated as July 25, 2019. The conversion resulted in a loss on extinguishment of debt of $2,840.

The remaining principal balance due under this convertible note after these conversions is $39,000.

On June 18, 2020, the Company issued a total of 20,000 shares of common stock to Crown Bridge Partners, LLC for the conversion of debt in the principal amount of $3,615.6 according to the conditions of the convertible note dated as November 12, 2019. The conversion resulted in a loss on extinguishment of debt of $15,473. The remaining principal balance due under this convertible note after this conversion is $51,384.